RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021	Sep. 30, 2021	Dec. 07, 2020	Oct. 11, 2020
Ordinary shares subject to possible redemption	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000		$ 300,000,000	$ 300,000,000
Accumulated deficit	(26,278,018)		(27,261,775)	(29,136,806)	(26,278,018)		(27,261,775)		$ (22,545,434)
Total Shareholders' Equity (Deficit)	(26,277,227)	$ (35,331,892)	$ (27,261,025)	$ (29,136,056)	(26,277,227)		(27,261,025)	$ (35,331,892)	$ (22,544,647)	$ 0
Basic and diluted net loss per share, Ordinary share			$ 0.04
Ordinary shares subject to redemption									30,000,000
Basic net income (loss) per share (in dollars per share)				$ 0.02
Redeemable Class A Ordinary Shares [Member]
Ordinary shares subject to possible redemption	$ 300,000,000				$ 300,000,000				$ 300,000,000
Weighted average shares outstanding, Ordinary share	30,000,000		30,000,000	30,000,000
Basic and diluted net loss per share, Ordinary share	$ (0.11)		$ 0.04	$ 0.02
Ordinary shares subject to redemption	30,000,000	30,000,000			30,000,000			30,000,000
Basic net income (loss) per share (in dollars per share)		$ (0.22)			$ (0.26)			$ (0.24)
Class B Non-redeemable Ordinary Shares [Member]
Ordinary shares	$ 791 [1]	$ 750			$ 791	[1]		$ 750
Accumulated deficit	$ (26,278,018)	$ (35,332,642)			$ (26,278,018)			$ (35,332,642)
Weighted average shares outstanding, Ordinary share	7,500,000		4,812,139	7,500,000
Basic net income (loss) per share (in dollars per share)		$ (0.22)						$ (0.24)
Adjustment
Ordinary shares subject to possible redemption			$ 32,261,030	$ 34,136,060			32,261,030
Ordinary shares			(323)	(341)			(323)
Additional paid-in capital			(10,227,096)	(12,102,108)			(10,227,096)
Accumulated deficit			(22,033,611)	(22,033,611)			(22,033,611)
Total Shareholders' Equity (Deficit)			$ (32,261,030)	(34,136,060)			(32,261,030)
Basic and diluted net loss per share, Ordinary share			$ 0.18
Change in value of Class A ordinary shares subject to possible redemption				$ 2,858,830			983,800
Basic net income (loss) per share (in dollars per share)				$ (0.22)
Adjustment | Redeemable Class A Ordinary Shares [Member]
Basic and diluted net loss per share, Ordinary share			$ 0.04	$ 0.02
Adjustment | Class B Non-redeemable Ordinary Shares [Member]
Weighted average shares outstanding, Ordinary share			(2,687,861)
Previously Reported [Member]
Ordinary shares subject to possible redemption			$ 267,738,970	$ 265,863,940			267,738,970
Ordinary shares			323	341			323
Additional paid-in capital			10,227,096	12,102,108			10,227,096		5,510,723
Accumulated deficit			(5,228,164)	(7,103,195)			(5,228,164)		(511,782)
Total Shareholders' Equity (Deficit)			$ 5,000,005	5,000,004			5,000,005		$ 5,000,003
Basic and diluted net loss per share, Ordinary share			$ (0.14)
Change in value of Class A ordinary shares subject to possible redemption				$ (2,858,830)			$ (983,800)
Ordinary shares subject to redemption									27,245,535
Basic net income (loss) per share (in dollars per share)				$ 0.24
Previously Reported [Member] | Redeemable Class A Ordinary Shares [Member]
Ordinary shares subject to possible redemption									$ 272,455,350
Ordinary shares									$ 275
Weighted average shares outstanding, Ordinary share			30,000,000	30,000,000
Previously Reported [Member] | Class B Non-redeemable Ordinary Shares [Member]
Weighted average shares outstanding, Ordinary share			7,500,000	7,500,000

[1]	Includes up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option (see Note 5).